SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE SEPARATE ACCOUNT
          Polaris Platinum III Variable Annuity dated May 1, 2014
           Polaris Choice IV Variable Annuity dated May 1, 2014
   Polaris Preferred Solution Variable Annuity dated September 9, 2014
_____________________________________________________________________________

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      FS VARIABLE SEPARATE ACCOUNT
           Polaris Platinum III Variable Annuity dated May 1, 2014
            Polaris Choice IV Variable Annuity dated May 1, 2014
     Polaris Preferred Solution Variable Annuity dated September 9, 2014
_____________________________________________________________________________

The following replaces the chart under "Are there investment requirements if I elect a Living Benefit?" in the Investment Requirements for Polaris Income Plus Income Option 1, 2 or 3 and Polaris Income Builder section of the prospectus for contracts issued on or after March 2, 2015:

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:

-- ------------------------  ------------------------------------------------
A  20% Secure Value Account  40% SunAmerica Dynamic Allocation Portfolio;
                             and 40% SunAmerica Dynamic Strategy Portfolio
-- ------------------------  ------------------------------------------------

B  20% Secure Value Account  30% SunAmerica Dynamic Allocation Portfolio;
                             30% SunAmerica Dynamic Strategy Portfolio;
                             6% VCP Managed Asset Allocation SAST Portfolio; 7% VCP Total Return Balanced Portfolio;and
                             7%  VCP Value Portfolio
-- ------------------------ -------------------------------------------------

C  20% Secure Value Account  16% SunAmerica Dynamic Allocation Portfolio;
                             16% SunAmerica Dynamic Strategy Portfolio;
                             16% VCP Managed Asset Allocation SAST Portfolio; 16% VCP Total Return Balanced Portfolio; and
                             16% VCP Value Portfolio
-- ------------------------  ------------------------------------------------

D  20% Secure Value Account  20% SunAmerica Dynamic Allocation Portfolio;
                             20% VCP Managed Asset Allocation SAST Portfolio; 20% VCP Total Return Balanced Portfolio; and
                             20% VCP Value Portfolio
-- ------------------------ -------------------------------------------------

E  20% Secure Value Account  Up to 80% in one or more of the following
                             Variable Portfolios, except as otherwise noted:
                             Cash Management
                             Corporate Bond
                             Global Bond
                             Government and Quality Bond
                             Real Return
                             SA JPMorgan MFS Core Bond
                             SunAmerica Dynamic Allocation Portfolio
                             SunAmerica Dynamic Strategy Portfolio
                             VCP Managed Asset Allocation SAST Portfolio*
                             VCP Total Return Balanced Portfolio*
                             VCP Value Portfolio*

                             *You may invest up to a maximum of 50% in each of these Variable Portfolios.

-- --------------------------------------------------------------------------
Dated:  March 2, 2015

                Please keep this Supplement with your Prospectus